LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
	Bank Name	Interest Rate per Annum	December 31 ,
			2018	2017
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,269,027	$7,652,046
Less: current portion			7,269,027	-
Long term bank loans, net			$-	$7,652,046